CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands		Ordinary shares CNY (¥) shares		Additional Paid-in Capital CNY (¥)	Treasury stock CNY (¥)	Accumulated Retained Earnings CNY (¥)	Other Comprehensive (loss) Income CNY (¥)	Non-controlling interests CNY (¥)	CNY (¥) shares	USD ($) shares
Balance Beginning at Dec. 31, 2022		¥ 22	[1]	¥ 6,095,225		¥ 12,803,684	¥ (51,775)	¥ 84,141	¥ 18,931,297
Balance Beginning (in shares) at Dec. 31, 2022 | shares		322,792,063
Issuance of ordinary shares - exercise of options and vesting of restricted shares (in shares) | shares		3,306,235
Repurchase and retirement of ordinary shares		¥ 0	[1]	(221,390)	¥ (384,637)	(30,152)			(636,179)
Repurchase and retirement of ordinary shares (in shares) | shares		(10,872,170)
Share-based compensation				185,604					185,604
Dividends to shareholders						(761,552)			(761,552)
Other comprehensive income							17,118		17,118
Acquisition of a subsidiary								4,992	4,992
Net income (loss)						4,285,336		(16,759)	4,268,577
Balance Ending at Dec. 31, 2023		¥ 22	[1]	6,059,439	(384,637)	16,297,316	(34,657)	72,374	22,009,857
Balance Ending (in shares) at Dec. 31, 2023 | shares		315,226,128
Issuance of ordinary shares - exercise of options and vesting of restricted shares		¥ 1	[1]						1
Issuance of ordinary shares - exercise of options and vesting of restricted shares (in shares) | shares		6,801,342
Repurchase and retirement of ordinary shares		¥ (2)	[1]	(1,887,639)	(728,971)	(356,580)			(2,973,192)
Repurchase and retirement of ordinary shares (in shares) | shares		(38,046,150)
Share-based compensation				167,613					167,613
Dividends to shareholders						(1,252,710)			(1,252,710)
Other comprehensive income							46,534		46,534
Net income (loss)						6,264,314		(16,198)	6,248,116
Balance Ending at Dec. 31, 2024		¥ 21	[1]	4,339,413	(1,113,608)	20,952,340	11,877	56,176	¥ 24,246,219
Balance Ending (in shares) at Dec. 31, 2024 | shares		283,981,320							296,540,988	296,540,988
Issuance of ordinary shares - exercise of options and vesting of restricted shares	[1]	¥ 0
Issuance of ordinary shares - exercise of options and vesting of restricted shares (in shares) | shares		1,628,994
Repurchase and retirement of ordinary shares		¥ (1)	[1]	(842,971)	(2,952,777)	(1,052,367)			¥ (4,848,116)
Repurchase and retirement of ordinary shares (in shares) | shares		(41,786,414)
Share-based compensation				378,374					378,374
Dividends to shareholders						(1,387,506)			(1,387,506)
Other comprehensive income							(207,571)		(207,571)	$ (29,682)
Net income (loss)						5,989,691		(14,048)	5,975,643	854,507
Balance Ending at Dec. 31, 2025		¥ 20	[1]	¥ 3,874,816	¥ (4,066,385)	¥ 24,502,158	¥ (195,694)	¥ 42,128	¥ 24,157,043	$ 3,454,410
Balance Ending (in shares) at Dec. 31, 2025 | shares		243,823,900							283,019,282	283,019,282

[1]	The amount less than RMB1 is rounded to zero.